Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Biotechnology Fund	Sep. 29, 2023
Fidelity Advisor Biotechnology Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(13.24%)
Past 5 years	5.99%
Past 10 years	12.11%
Fidelity Advisor Biotechnology Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.24%)
Past 5 years	3.99%
Past 10 years	10.83%
Fidelity Advisor Biotechnology Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.84%)
Past 5 years	4.38%
Past 10 years	9.90%
Fidelity Advisor Biotechnology Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(9.55%)
Past 5 years	6.46%
Past 10 years	12.12%
Fidelity Advisor Biotechnology Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(11.43%)
Past 5 years	6.17%
Past 10 years	12.03%
Fidelity Advisor Biotechnology Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(7.74%)
Past 5 years	7.54%
Past 10 years	13.08%
Fidelity Advisor Biotechnology Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(7.60%)
Since Inception	5.90%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1501
Average Annual Return:
Past 1 year	3.58%
Past 5 years	8.39%
Past 10 years	15.15%

[1]	AFrom October 2, 2018.